STAPLED UNITHOLDERS' EQUITY - Trust's unit-based compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unit-based Compensation
Unit-based compensation expense (recovery)	$ 10,213	$ (167)
Total fair value remeasurement expense (recovery)	3,951	(6,267)
DSUs for trustees/directors
Unit-based Compensation
Unit-based compensation expense (recovery)	2,431	(2,002)
Total fair value remeasurement expense (recovery)	844	(3,534)
Restricted Stapled Unit Plan for executives and employees
Unit-based Compensation
Unit-based compensation expense (recovery)	7,782	1,835
Total fair value remeasurement expense (recovery)	$ 3,107	$ (2,733)